Unaudited Condensed Consolidated Statements of Comprehensive Loss (Parentheticals) - $ / shares	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Profit or loss [abstract]
Diluted earnings (loss) per share (in Dollars per share)	$ (0.001)	$ (0.002)	$ 0.000	$ (0.002)
Weighted average number of Ordinary Shares used in computing diluted earnings (loss) per share (in Shares)	544,906,149	527,794,273	544,906,149	522,758,917